STOCK BASED COMPENSATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Shares Outstanding Percentage	15.00%
Common Stock Shares Percentage	25.00%
Increase Common Stock Shares Percentage	6.25%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	90 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0	$ 133	$ 707
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	1,651
Share Based Compensation Arrangement By Share Based Payment Weighted Average Vesting Term	2 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1,786	$ 1,841	$ 1,614